Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	¥ 151,947,650	$ 21,028,488	¥ 137,427,191
Less: allowance for doubtful accounts	(112,551,344)	(15,576,316)	(117,080,588)
Accounts receivable, net	¥ 39,396,306	$ 5,452,172	¥ 20,346,603